Significant Customers (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Apr. 30, 2014
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	10.00%
Customer One [Member]
Revenue, Major Customer [Line Items]
Revenues	1.6
Customer Two [Member]
Revenue, Major Customer [Line Items]
Revenues	1.5
Customer Three [Member]
Revenue, Major Customer [Line Items]
Revenues	1.5